FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 9: FAIR VALUE MEASUREMENTS

The following tables present the fair value of money market funds and marketable securities for the year ended December 31, 2023 and 2022:

	December 31, 2023		December 31, 2022
	Level 1	Level 2	Level 1	Level 2
Financial Assets:
Cash equivalents:
Money market funds	$133,211	$-	$290	$-
U.S. Treasuries	-	1,997	-	-
Foreign currency derivative contracts	-	825	-	-
Marketable securities:
U.S. Treasuries	-	84,768	-	68,106
U.S. Government Agencies	-	31,804	-	17,415
Total assets measured at fair value	$133,211	$119,394	$290	$85,521

Financial Liabilities
Foreign currency derivative contracts	-	(72)	-	(1,577)
Total liabilities measured at fair value	$-	$(72)	$-	$(1,577)